Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Deferred tax assets:
Accounts receivable	¥ 59,736		¥ 56,309		$ 9,423
Inventories	9,278		9,333		1,464
Others	1,645		1,584		259
Deferred tax assets	70,659		67,226		11,146
Deferred tax liabilities:
Deferred revenue	(19)		(29)		(3)
Property, plant and equipment	(5,266)		(5,433)		(831)
Dividend withholding tax	(8,000)				(1,262)
Intangible assets	(20,896)		(22,051)		(3,296)
Deferred tax liabilities	(34,181)		(27,513)		(5,392)
Net deferred tax assets	36,478		39,713		5,754
Classification on consolidated balance sheets:
Deferred tax assets	60,758		55,845		9,584
Deferred tax liabilities	(24,280)		(16,132)		(3,830)
Net deferred tax assets	36,478		39,713		$ 5,754
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0	¥ 0
PRC tax laws and rules
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	¥ 100	$ 16
Statute of limitation, transfer pricing issues	10 years	10 years